Related party disclosures - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement	0
Amounts payable, related party transactions | €	€ 0
Directors and executive officers [member]
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement	0
ARYA [Member]
Disclosure of transactions between related parties [line items]
Number of Converted Stock Options In The Entity	417,415
Number of matching stock option in the entity	750,076
Service Options [Member] | Immatics GmbH [Member]
Disclosure of transactions between related parties [line items]
Number of share options outstanding	652,500
Twenty Twenty Incentive Plan [Member] | Service Options [Member]
Disclosure of transactions between related parties [line items]
Percentage of stock vested over the period of four-year time-based vesting schedule	25.00%	25.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Payment of Payroll Tax of the employees | €	€ 3,400